Basic and Diluted Net Loss Per Share - Schedule of Basic and diluted Net Loss per share (Details) - FREYR AS - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to ordinary shareholders - basic	$ (11,887)	$ (895)	$ (9,605)	$ (1,201)
Dilutive effect of Investment Agreement Warrants				(1,136)
Net loss attributable to ordinary shareholders - diluted	$ (11,887)	$ (895)	$ (9,605)	$ (2,337)
Denominator:
Weighted average ordinary shares outstanding - basic	209,196,827	118,700,000	158,142,423	118,700,000
Dilutive effect of Investment Agreement Warrants				800,174
Weighted average ordinary shares outstanding - diluted	209,196,827	118,700,000	158,142,423	119,500,174
Earnings per share:
Basic	$ (0.06)	$ (0.01)	$ (0.06)	$ (0.01)
Diluted	$ (0.06)	$ (0.01)	$ (0.06)	$ (0.02)